TYPE 13F-HR
PERIOD 09/30/04
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 12, 2004

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$ 1,810,955


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None
ALLSTATE CORPORATION            Com 020002101     $51,830 1,080,025 SH   Sole            678,725       401,300
ALTRIA GROUP INC                Com 02209S103     $43,259   919,631 SH   Sole            560,488       359,143
AMERICAN ELECTRIC POWER         Com 025537101      $7,194   225,100 SH   Sole            130,900        94,200
AMERICAN EXPRESS                Com 025816109      $7,565   147,000 SH   Sole             95,700        51,300
AT&T CORP                       Com 001957505     $51,780 3,615,945 SH   Sole          2,317,880     1,298,065
BANK OF AMERICA CORP            Com 060505104     $50,057 1,155,250 SH   Sole            725,850       429,400
BRISTOL-MYERS SQUIBB            Com 110122108     $38,606 1,631,000 SH   Sole          1,025,200       605,800
BURLINGTON NORTHERN             Com 12189T104     $46,925 1,224,875 SH   Sole            782,175       442,700
CAMPBELL SOUP CO                Com 134429109      $6,851   260,600 SH   Sole            151,200       109,400
CIGNA                           Com 125509109     $90,742 1,303,200 SH   Sole            824,000       479,200
CITIGROUP INC                   Com 172967101     $72,852 1,651,225 SH   Sole          1,051,560       599,665
DOW CHEMICAL                    Com 260543103      $7,545   167,000 SH   Sole             97,500        69,500
DUPONT                          Com 263534109     $40,352   942,791 SH   Sole            614,489       328,302
EASTMAN KODAK                   Com 277461109     $49,789 1,545,265 SH   Sole            985,040       560,225
ENTERGY CORP NEW                Com 29364G103      $7,437   122,700 SH   Sole             71,300        51,400
EXELON CORP                     Com 30161N101      $7,728   210,624 SH   Sole            122,124        88,500
EXXON MOBIL CORP.               Com 30231G102    $105,480 2,182,502 SH   Sole          1,377,069       805,433
FORD MTR CO DEL                 Com 345370860     $19,676 1,400,439 SH   Sole            868,514       531,925
GENERAL DYNAMICS CORP           Com 369550108     $43,834   429,325 SH   Sole            274,725       154,600
GENERAL ELECTRIC                Com 369604103     $83,137 2,475,795 SH   Sole          1,582,320       893,475
GENERAL MTRS CORP               Com 370442105     $49,873 1,174,035 SH   Sole            754,660       419,375
GOLDMAN SACHS GROUP             Com 38141G104     $63,692   683,100 SH   Sole            433,700       249,400
HEINZ                           Com 423074103      $6,898   191,500 SH   Sole            111,100        80,400
HOME DEPOT INC                  Com 437076102     $31,619   806,600 SH   Sole            514,000       292,600
HONEYWELL INTL INC              Com 438516106      $7,394   206,200 SH   Sole            120,600        85,600
INTERNATIONAL PAPER             Com 460146103      $6,489   160,588 SH   Sole             93,888        66,700
JPMORGAN CHASE & CO.            Com 46625H100     $98,961 2,490,836 SH   Sole          1,562,448       928,388
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $29,415   368,975 SH   Sole            234,875       134,100
LIMITED BRANDS INC              Com 532716107     $65,764 2,950,375 SH   Sole          1,859,975     1,090,400
MAY DEPARTMENT STORES           Com 577778103     $11,971   467,050 SH   Sole            284,150       182,900
MERCK & CO. INC.                Com 589331107     $62,510 1,894,229 SH   Sole          1,197,594       696,635
MERRILL LYNCH & CO INC          Com 590188108     $46,448   934,200 SH   Sole            594,700       339,500
MORGAN STANLEY                  Com 617446448     $57,412 1,164,550 SH   Sole            739,250       425,300
NORFOLK SOUTHERN                Com 655844108     $49,792 1,674,250 SH   Sole          1,067,750       606,500
RADIOSHACK CORP                 Com 750438103     $50,835 1,774,975 SH   Sole          1,128,575       646,400
RAYTHEON CO                     Com 755111507      $8,872   233,600 SH   Sole            137,600        96,000
SARA LEE CORP                   Com 803111103      $7,272   318,100 SH   Sole            185,200       132,900
SBC COMMUNICATIONS INC          Com 78387G103     $87,802 3,383,498 SH   Sole          2,147,223     1,236,275
SEARS ROEBUCK & CO.             Com 812387108     $13,488   338,475 SH   Sole            215,875       122,600
SOUTHERN CO.                    Com 842587107     $46,185 1,540,541 SH   Sole            969,550       570,991
UNITED TECHNOLOGIES             Com 913017109     $28,147   301,420 SH   Sole            193,775       107,645
US BANCORP DEL                  Com 902973304     $34,406 1,190,504 SH   Sole            744,463       446,041
VERIZON COMMUNICATIONS          Com 92343V104     $52,298 1,328,025 SH   Sole            835,625       492,400
WELLS FARGO & CO NEW            Com 949746101     $53,700   900,550 SH   Sole            566,650       333,900
WEYERHAEUSER CORP.              Com 962166104      $7,073   106,400 SH   Sole             62,500        43,900
                         TOTAL                 $1,810,955


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